Derivatives and Hedging Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Estimated Fair Value and Unrealized Gains (Losses) on Derivative Instruments
The following table presents the gross notional amounts and estimated fair values recorded within other assets and liabilities related to our qualifying foreign currency forward exchange rate contracts as of December 31, 2020 and 2019:

	2020			2019
		Fair Value			Fair Value
	Gross Notional Amount	Assets	Liabilities	Gross Notional Amount	Assets	Liabilities
Foreign currency forward - AUD	$73,852	$13	$5,060	$64,620	$52	$2,033
Foreign currency forward - EUR	217,168	205	8,889	112,284	246	1,635
Foreign currency forward - GBP	312,671	951	14,998	318,387	344	7,784
Total qualifying hedges	$603,691	$1,169	$28,947	$495,291	$642	$11,452

The following table presents the net gains and losses deferred in the cumulative translation adjustment ("CTA") account, which is a component of AOCI, in shareholders' equity, relating to our foreign currency forward exchange rate contracts for the years ended December 31, 2020, 2019 and 2018:

	Amount of Gains (Losses) Deferred in AOCI
	2020	2019	2018
Foreign currency forward - AUD	$(6,792)	$(722)	$3,438
Foreign currency forward - EUR	(15,026)	1,817	1,000
Foreign currency forward - GBP	(8,457)	(16,423)	—
Total qualifying hedges	$(30,275)	$(15,328)	$4,438
The following tables present the gross notional amounts and estimated fair values recorded within other assets and other liabilities related to our non-qualifying foreign currency forward exchange rate hedging relationships as of December 31, 2020 and 2019:

	December 31, 2020			December 31, 2019
		Fair Value			Fair Value
	Gross Notional Amount	Assets	Liabilities	Gross Notional Amount	Assets	Liabilities
Foreign currency forward - AUD	$28,848	$882	$2,847	$913	$839	$892
Foreign currency forward - CAD	64,224	10	1,764	66,266	10	1,482
Foreign currency forward - EUR	43,531	1,782	41	74,444	507	1,440
Foreign currency forward - GBP	2,731	161	404	11,940	13	292
Total non-qualifying hedges	$139,334	$2,835	$5,056	$153,563	$1,369	$4,106
The following table presents the amounts of the net gains and losses included in earnings related to our non-qualifying foreign currency forward exchange rate contracts during the years ended December 31, 2020, 2019, and 2018:

	Gains (losses) on non-qualifying hedges charged to earnings
	2020	2019	2018
Foreign currency forward - AUD	$(2,388)	$1,523	$4,958
Foreign currency forward - CAD	(879)	(2,079)	9,311
Foreign currency forward - EUR	1,871	1,759	2,296
Foreign currency forward - GBP	(1,558)	12,004	15,078
Net gains (losses) on non-qualifying hedges	$(2,954)	$13,207	$31,643
The following table presents the gross notional amounts and estimated fair values recorded within other assets and other liabilities related to our credit default swaps, government bond futures contracts and currency forward contracts:

	December 31, 2020
		Fair Value
	Gross Notional Amount	Assets	Liabilities
Futures contracts - long positions	$34,502	$32	$5
Futures contracts - short positions	(32,316)	6	121
Currency forward contracts - long positions - USD	1,428	—	13
Currency forward contracts - short positions - USD	(3,233)	60	—
Currency forward contracts - long positions - GBP	1,278	19	—
Currency forward contracts - short positions - GBP	(4,418)	12	—
Total	$(2,759)	$129	$139

Derivative Instruments, Gain (Loss)
The following table presents the amounts of the net gains included in earnings related to our credit default swaps, government bond futures contracts and currency forward contracts:

2020
Credit default swaps	$181
Futures contracts	(127)
Currency forward contracts	572
Total net gains	$626